Summarized Status of Nonvested Shares and Changes during the Periods (Detail) (Non vested Restricted Awards, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non vested Restricted Awards
Shares
Outstanding at beginning of year	821,000	1,084,000	1,014,000
Granted	206,040	197,186	513,920
Vested	(376,000)	(416,000)	(414,000)
Forfeited/canceled	(33,000)	(44,000)	(30,000)
Outstanding at end of year	618,000	821,000	1,084,000
Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	$ 16.91	$ 18.60	$ 23.46
Granted	$ 17.67	$ 15.55	$ 13.28
Vested	$ 17.60	$ 20.63	$ 23.77
Forfeited/canceled	$ 15.71	$ 17.32	$ 20.34
Outstanding at end of year	$ 16.80	$ 16.91	$ 18.60